INTEREST IN SUBSIDIARIES	12 Months Ended
Jun. 30, 2022
Interest in subsidiaries [abstract]
Interest in subsidiaries
22

INTEREST IN SUBSIDIARIES
ACCOUNTING POLICIES
Significant subsidiaries

of the Group

are those subsidiaries

with the most

significant contribution to

the Group's profit

or loss or
assets.
Ergo Mining

Proprietary Limited

(“
Ergo
”) and

Far West

Gold Recoveries

Proprietary Limited

(“
FWGR
”) are

the only

significant
subsidiaries of the Group. They are both

wholly owned subsidiaries and are incorporated in

South Africa, are primarily involved in
the retreatment of surface gold and all their operations are based in South Africa.